Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
Summary of Significant Accounting Policies
Basis of Presentation — The notes included in this Form 8-K apply to both the Trust and CRLP, unless specifically noted otherwise. Specifically Note 6 - "Net Loss Per Share of the Trust", Note 8 - "Equity of the Trust", Note 10 - "Redeemable Noncontrolling Interests of the Trust" and Note 23 - "Quarterly Financial Information for the Trust (Unaudited)" pertain only to the Trust. Note 7 - "Net Loss Per Unit of CRLP", Note 9 - "Capital Structure of CRLP", Note 11 - "Redeemable Partnership Units of CRLP" and Note 24 - "Quarterly Financial Information for CRLP (Unaudited)" pertain only to CRLP.
Due to the Trust's ability as general partner to control CRLP and various other subsidiaries, each such entity has been consolidated for financial reporting purposes. CRLP, an SEC registrant, files separate financial statements under the Securities and Exchange Act of 1934, as amended. The Trust allocates income to the noncontrolling interest in CRLP based on the weighted average noncontrolling ownership percentage for the periods presented in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust. At the end of each period, the Trust adjusts the Consolidated Balance Sheet for CRLP's noncontrolling interest balance based on the noncontrolling ownership percentage at the end of the period.
The Company also consolidates other entities in which it has a controlling interest or entities where it is determined to be the primary beneficiary under Accounting Standards Codification “ASC” 810-20, Control of Partnerships and Similar Entities. Under ASC 810-20, variable interest entities (“VIEs”) are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. The primary beneficiary, as determined primarily based on a qualitative evaluation of the entity with the ability to direct the most significant business activities of the VIE, is required to consolidate the VIE for financial reporting purposes. The application of ASC 810-20 requires management to make significant estimates and judgments about the Company’s and its other partners’ rights, obligations and economic interests in such entities. Where the Company has less than a controlling financial interest in an entity or the Company is not the primary beneficiary of the entity, the entity is accounted for on the equity method of accounting. Accordingly, the Company’s share of net earnings or losses of these entities is included in consolidated net income (loss). A description of the Company’s investments accounted for using the equity method of accounting is included in Note 13 - "Investment in Partially-Owned Entities". All intercompany accounts and transactions have been eliminated in consolidation.
Federal Income Tax Status — The Trust, which is considered a corporation for federal income tax purposes, qualifies as a REIT and generally will not be subject to federal income tax to the extent it distributes its REIT taxable income to its shareholders. REITs are subject to a number of organizational and operational requirements. If the Trust fails to qualify as a REIT in any taxable year, the Trust will be subject to federal income tax on its taxable income at regular corporate rates. Even if the Trust does qualify as a REIT, the Trust may be subject to certain federal, state and local taxes on its income and property and to federal income and excise taxes on its undistributed income. For example, the Trust will be subject to federal income tax to the extent it distributes less than 100% of its REIT taxable income (including undistributed net capital gains) and the Trust has certain gains that, if recognized, will be subject to corporate tax because it acquired the assets in tax-free acquisitions of non-REIT corporations.
CRLP is a partnership for federal income tax purposes. As a partnership, CRLP is not subject to federal income tax on its income. Instead, each of CRLP's partners, including the Trust, is responsible for paying tax on such partner's allocable share of income.
The Company’s consolidated financial statements include the operations of a taxable REIT subsidiary, CPSI, which is not entitled to a dividends paid deduction and is subject to federal, state and local income taxes. CPSI uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities result from temporary differences. Temporary differences are differences between tax bases of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future periods. CPSI provides property development, construction services, leasing and management services for joint venture and third-party owned properties and administrative services to the Company and engages in for-sale development activity. The Company generally reimburses CPSI for payroll and other costs incurred in providing services to the Company. All inter-company transactions are eliminated in the accompanying Consolidated Financial Statements. During the years ended December 31, 2012, 2011 and 2010, CPSI recognized no income tax expense (benefit). CPSI's effective income tax rates were zero for the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012 and 2011, the Company had no net deferred tax asset after the effect of the valuation allowance.
Tax years 2005 through 2007 and tax years 2009 through 2011 are subject to examination by the federal taxing authorities. Generally, tax years 2009 through 2011 are subject to examination by state taxing authorities. There are no state tax examinations currently in process.
On November 6, 2009, the Worker, Homeownership and Business Assistance Act of 2009 was signed into law, which expanded the net operating loss (“NOL”) carryback rules to allow businesses to carry back NOLs incurred in either 2008 or 2009 up to five years. As a result of the new legislation, CPSI was able to carry back tax losses that occurred in the year ended December 31, 2009 against income that was recognized in 2005 and 2006. The Company received no tax refunds during 2012. The Company received $0.7 million of tax refunds during the year ended December 31, 2011.
The Company may from time to time be assessed interest or penalties by federal and state tax jurisdictions, although any such assessments historically have been minimal and immaterial to the Company's financial results. When the Company has received an assessment for interest and/or penalties, it has been classified in the financial statements as "Taxes and other".
Real Estate Assets, Impairment and Depreciation — Land, buildings, and equipment is stated at the lower of cost, less accumulated depreciation, or fair value. Undeveloped land and construction in progress is stated at cost unless such assets are impaired in which case such assets are recorded at fair value. The Company reviews its long-lived assets and all intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted cash flows expected to be generated by the asset. Assets classified as held for sale are reported at the lower of their carrying amount or fair value less cost to sell. The Company’s determination of fair value is based on inputs management believes are consistent with those that market participants would use (See - "Assets and Liabilities Measured at Fair Value"). Estimates are significantly impacted by estimates of sales price, selling velocity, sales incentives, construction costs and other factors. Due to uncertainties in the estimation process, actual results could differ from such estimates. For those assets deemed to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Useful Lives
Buildings	20 - 40 years
Furniture, fixtures and equipment	3 - 7 years
Land improvements	10 or 15 years
Tenant improvements	Life of lease

Repairs and maintenance are charged to expense as incurred. Replacements and improvements are capitalized and depreciated over the estimated remaining useful lives of the assets.
Acquisition of Real Estate Assets — The Company accounts for its acquisitions of investments in real estate in accordance with ASC 805-10, Business Combinations, which requires the fair value of the real estate acquired to be allocated to the acquired tangible assets, consisting of land, building and tenant improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases, other value of in-place leases and value of other tenant relationships, based in each case on the fair values.
The Company allocates purchase price to the fair value of the tangible assets of an acquired property (which includes the land and building) determined by valuing the property as if it were vacant. The “as-if-vacant” value is allocated to land and buildings based on management’s determination of the relative fair values of these assets. The Company also allocates value to tenant improvements based on the estimated costs of similar tenants with similar terms.
The Company records acquired intangible assets (including above-market leases, customer relationships and in-place leases) and acquired liabilities (including below-market leases) at their estimated fair value separate and apart from goodwill. The Company amortizes identified intangible assets and liabilities that are determined to have finite lives over the period the assets and liabilities are expected to contribute directly or indirectly to the future cash flows of the property or business acquired. Intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its estimated fair value.
As of December 31, 2012, the Company had $6.7 million, $0.6 million and $7.3 million of unamortized in-place lease intangible assets, net market lease intangibles and intangibles related to relationships with customers, respectively, which is reflected as a component of "Other assets" in the accompanying Consolidated Balance Sheets of the Trust and CRLP. The aggregate amortization expense for in-place lease intangible assets recorded during 2012, 2011 and 2010 was $4.8 million, $6.0 million and $5.2 million, respectively.
Cost Capitalization — Costs incurred during predevelopment are capitalized after the Company has identified a development site, determined that a project is feasible and concluded that it is probable that the project will proceed. While the Company believes it will recover this capital through the successful development of such projects, it is possible that a write-off of unrecoverable amounts could occur. Once it is no longer probable that a development will be successful, the predevelopment costs that have been previously capitalized are expensed.
The capitalization of costs during the development of assets (including interest, property taxes and other costs) begins when an active development commences and ends when the asset, or a portion of an asset, is completed and is ready for its intended use. Cost capitalization during redevelopment of assets (including interest and other costs) begins when the asset is taken out-of-service for redevelopment and ends when the asset redevelopment is completed and the asset is transferred back into service.
Cash and Equivalents — The Company includes highly liquid marketable securities and debt instruments purchased with a maturity of three months or less in cash equivalents. The majority of the Company’s cash and equivalents are held at major commercial banks.
The Company has included in accounts payable book overdrafts representing outstanding checks in excess of funds on deposit of $15.4 million and $9.0 million as of December 31, 2012 and 2011, respectively.
Restricted Cash — Restricted cash is comprised of cash balances which are legally restricted as to use and consists of resident and tenant deposits, deposits on for-sale residential lots and units and cash in escrow for self insurance retention.

During 2012 and 2011, the Company used multifamily and commercial asset disposition proceeds to fund investment activities through tax-deferred exchanges under Section 1031 of the Internal Revenue Code. As of December 31, 2012 and 2011, $28.9 million and $35.4 million of the proceeds remained in temporary cash accounts, classified as restricted cash, pending the fulfillment of Section 1031 exchange requirements. (see Note 3 - "Real Estate Activity")
Valuation of Receivables — Due to the short-term nature of the leases at the Company’s multifamily properties, generally six months to one year, the Company’s exposure to resident defaults and bankruptcies is minimized. The Company’s policy is to record allowances for all outstanding receivables greater than 30 days past due at its multifamily properties.
The Company is subject to tenant defaults and bankruptcies at its commercial properties that could affect the collection of outstanding receivables. In order to mitigate these risks, the Company performs a credit review and analysis on commercial tenants and significant leases before they are executed. The Company evaluates the collectability of outstanding receivables and records allowances as appropriate. The Company’s policy is to record allowances for all outstanding invoices greater than 60 days past due at its commercial properties.
The Company had an allowance for doubtful accounts of $0.8 million and $1.1 million as of December 31, 2012 and 2011.
Notes Receivable — Notes receivable consists primarily of promissory notes representing loans by the Company to third parties. The Company records notes receivable at cost. The Company evaluates the collectability of both interest and principal for each of its notes to determine whether they are impaired. A note is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the existing contractual terms. When a note is considered to be impaired, the amount of the allowance is calculated by comparing the recorded investment to either the value determined by discounting the expected future cash flows at the note’s effective interest rate or to the value of the collateral if the note is collateral-dependent. As of December 31, 2012, the Company did not have any impaired notes receivable.
As of December 31, 2012, the Company had notes receivable of $42.4 million consisting primarily of:

•
$24.4 million outstanding on the construction note, which is secured by the property, for the Colonial Promenade Smyrna joint venture, which the Company acquired from the lender in May 2010. On January 31, 2012, the Company and the joint venture amended the note and related loan documents to extend the maturity date to December 2012, fix the annual interest rate at 5.25%, provided for two additional one-year extension options and reduce the joint venture partner's guarantee to $1.3 million. In December 2012, the joint venture opted to extend the maturity date to December 2013 with a fixed interest rate of 5.38%. See Note 14 - "Financing Activities — Unconsolidated Joint Venture Financing Activity"; and

•	$16.9 million outstanding on a seller-financing note with a five year term at an annual interest rate of 5.60% associated with the disposition of Colonial Promenade at Fultondale in February 2009.
The Company had accrued interest related to its outstanding notes receivable of $0.3 million as of December 31, 2012 and 2011, respectively. As of December 31, 2012 and 2011, the Company had no reserve recorded against its outstanding notes receivable. The weighted average interest rate on the notes receivable outstanding at December 31, 2012 and December 31, 2011 was approximately 5.5% and 4.9%, respectively. Interest income is recognized on an accrual basis.
The Company received principal payments of $2.1 million and $1.5 million on these and other outstanding subordinated loans during 2012 and 2011, respectively. As of December 31, 2012 and 2011, the Company had outstanding notes receivable balances, net of reserves, of $42.4 million and $43.8 million, respectively.
Deferred Debt and Lease Costs — Deferred debt costs consist of loan fees and related expenses which are amortized on a straight-line basis, which approximates the effective interest method, over the terms of the related debt. Deferred lease costs include leasing charges, direct salaries and other costs incurred by the Company to originate a lease, which are amortized on a straight-line basis over the terms of the related leases.
Derivative Instruments — All derivative instruments are recognized on the balance sheet and measured at fair value. Derivatives that do not qualify for hedge treatment must be recorded at fair value with gains or losses recognized in earnings in the period of change. The Company enters into derivative financial instruments from time to time, but does not use them for trading or speculative purposes. Interest rate cap agreements and interest rate swap agreements are used to reduce the potential impact of increases in interest rates on variable-rate debt.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking the hedge (see Note 15 - "Derivatives and Hedging"). This process includes specific identification of the hedging instrument and the hedged transaction, the nature of the risk being hedged and how the hedging instrument’s effectiveness in hedging the exposure to the hedged transaction’s variability in cash flows attributable to the hedged risk will be assessed. Both at the inception of the hedge and on an ongoing basis, the Company assesses whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows or fair values of hedged items. The Company discontinues hedge accounting if a derivative is not determined to be highly effective as a hedge or has ceased to be a highly effective hedge.
Share-Based Compensation — The Company currently sponsors share option plans and restricted share award plans (see Note 16 - "Share-Based Compensation"). The Company accounts for share based compensation in accordance with ASC 718, Stock Compensation, which requires compensation costs related to share-based payment transactions to be recognized in the consolidated statements of operations when earned.
Revenue Recognition — Residential properties are leased under operating leases with terms of generally one year or less. Rental revenues from residential leases are recognized on the straight-line method over the life of the leases, which is generally one year. The recognition of rental revenues from residential leases when earned has historically not been materially different from rental revenues recognized on a straight-line basis.
Under the terms of residential leases, the residents of the Company’s communities are obligated to reimburse the Company for certain utility usage, cable, water, electricity and trash, where the Company is the primary obligor to the utility entities. These utility reimbursements from residents are included as “Other property-related revenue” in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP.
Rental income attributable to commercial leases is recognized on a straight-line basis over the terms of the leases. Certain commercial leases contain provisions for additional rent based on a percentage of tenant sales. Percentage rents are recognized in the period in which sales thresholds are met. Recoveries from tenants for taxes, insurance, and other property operating expenses are recognized in the period the applicable costs are incurred in accordance with the terms of the related lease.
Sales and the associated gains or losses on real estate assets, condominium conversion projects and for-sale residential projects including developed condominiums are recognized in accordance with ASC 360-20, Real Estate Sales. For condominium conversion and for-sale residential projects, sales and the associated gains for individual condominium units are recognized upon the closing of the sale transactions, as all conditions for full profit recognition have been met. The Company uses the relative sales value method to allocate costs and recognize profits from condominium conversion and for-sale residential sales.
Other income received from long-term contracts signed in the normal course of business, including property management and development fee income, is recognized when earned for services provided to third parties, including joint ventures in which the Company owns a noncontrolling interest.
Warranty Reserves — Warranty reserves are included in "Accrued expenses" on the accompanying Consolidated Balance Sheets of the Trust and CRLP. Estimated future warranty costs on condominium conversion and for-sale residential sales are charged to cost of sales in the period when the revenues from such sales are recognized. Such estimated warranty costs are approximately 0.5% of total revenue. As necessary, additional warranty costs are charged to costs of sales based on management’s estimate of the costs to remediate existing claims. While the Company believes the warranty reserve is adequate as of December 31, 2012, historical data and trends may not accurately predict actual warranty costs, or future development could lead to a significant change in the reserve. The Company's warranty reserves are as follows:

	Years Ended December 31,
($ in thousands)	2012	2011	2010
Balance at beginning of period	$704	$960	$871
Accruals for warranties issued	899	63	109
Payments made	(313)	(319)	(20)
Balance at end of period	$1,290	$704	$960

Net Income (Loss) Per Share — Basic net income (loss) per common share is computed under the “two class method” as described in ASC 260, Earnings per Share. The two-class method is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared and participation rights in undistributed earnings or losses. According to the guidance, the Company has included share-based payment awards that have non-forfeitable rights to dividends prior to vesting as participating securities. Diluted net income (loss) per common share is computed by dividing the net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period, the dilutive effect of restricted shares issued, and the assumed conversion of all potentially dilutive outstanding share options.
Self Insurance Accruals — The Company is self-insured up to certain limits for general liability claims, workers’ compensation claims, property claims and health insurance claims. Amounts are accrued currently for the estimated cost of claims incurred, both reported and unreported.
Loss Contingencies — The Company is subject to various claims, disputes and legal proceedings, including those described under Note 20 - "Legal Proceedings", the outcomes of which are subject to significant uncertainty. The Company records an accrual for loss contingencies when a loss is probable and the amount of the loss can be reasonably estimated. The Company reviews these accruals quarterly and makes revisions based on changes in facts and circumstances. The Company expenses legal defense costs as incurred. As of December 31, 2012, the Company's loss contingency accrual was $26.8 million in the aggregate, and is reflected as a component of "Accrued expenses" in the accompanying Consolidated Balance Sheet as of December 31, 2012.
Restructuring Charges — Restructuring charges reflected in the accompanying Consolidated Statements of Operations and Comprehensive Income (Loss) relate primarily to one-time termination benefits. The Company recognizes these severance charges when the requirements of ASC 420 have been met regarding a plan of termination and when communication has been made to employees. During 2012, the Company recorded $1.8 million of restructuring charges related to severance costs associated with the departure of the Company's President and Chief Financial Officer, as well as departures of other management personnel as a result of additional simplification of the Company's operations. During 2011 and 2010, the Company recorded $0.2 million and $0.4 million in restructuring charges, respectively.
Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Segment Reporting — The Company reports on its segments in accordance with ASC 280, Segment Reporting, which defines an operating segment as a component of an enterprise that engages in business activities that generate revenues and incur expenses, which operating results are reviewed by the chief operating decision maker in the determination of resource allocation and performance and for which discrete financial information is available. The Company manages its business based on the performance of two separate operating segments: multifamily and commercial.
Noncontrolling Interests and Redeemable Common Units — Amounts reported as limited partners’ interest in consolidated partnerships on the Consolidated Balance Sheets are presented as noncontrolling interests within equity. Additionally, amounts reported as preferred units in CRLP are presented as noncontrolling interests within equity. Noncontrolling interests in common units of CRLP are included in the temporary equity section (between liabilities and equity) of the Consolidated Balance Sheets because of the redemption feature of these units. Each common unit is redeemable at the option of the holder for cash equal to the fair market value of one common share at the time of redemption or, at the option of the Trust, one common share. Based on the requirements of ASC 480-10-S99, the measurement of noncontrolling interests is presented at “redemption value” — i.e., the fair value of the units (or limited partners’ interests) as of the balance sheet date (based on the Trust's share price multiplied by the number of outstanding units), or the aggregate value of the individual partner's capital balances, whichever is greater. See the Consolidated Statements of Shareholders’ Equity for the years ended December 31, 2012, 2011 and 2010 for the presentation and related activity of the noncontrolling interests and redeemable common units.
Investments in Joint Ventures — To the extent that the Company contributes assets to a joint venture, the Company’s investment in the joint venture is recorded at the Company’s cost basis in the assets that were contributed to the joint venture. To the extent that the Company’s cost basis is different from the basis reflected at the joint venture level, the basis difference is amortized over the life of the related assets and included in the Company’s share of equity in net income of the joint venture. In accordance ASC 323, Investments — Equity Method and Joint Ventures, the Company recognizes gains on the contribution of real estate to joint ventures, relating solely to the outside partner’s interest, to the extent the economic substance of the transaction is a sale. On a periodic basis, management assesses whether there are any indicators that the value of the Company’s investments in unconsolidated joint ventures may be impaired. An investment’s value is impaired only if management’s estimate of the fair value of the investment is less than the carrying value of the investment and such difference is deemed to be other than temporary. To the extent an other than temporary impairment has occurred, the loss shall be measured as the excess of the carrying amount of the investment over the estimated fair value of the investment. During 2012, the Company determined that its 40% noncontrolling joint venture interest in Regents Park (Phase II) was impaired and that this impairment was other than temporary. As a result, the Company recognized a non-cash impairment charge of $0.4 million during 2012. Other than Regents Park (Phase II) charge in 2012, the Company has determined that these investments were not other than temporarily impaired as of December 31, 2012, 2011 and 2010.
Investment and Development Expenses — Investment and development expenses consist primarily of costs related to potential mergers, acquisitions, and abandoned development pursuits. Abandoned development costs are costs incurred prior to land acquisition including contract deposits, as well as legal, engineering and other external professional fees related to evaluating the feasibility of such developments. If the Company determines that it is probable that it will not develop a particular project, any related pre-development costs previously incurred are immediately expensed. The Company recorded $1.3 million, $1.8 million and $0.4 million in investment and development expenses in 2012, 2011 and 2010, respectively.
Assets and Liabilities Measured at Fair Value — The Company applies ASC 820, Fair Value Measurements and Disclosures, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in a transaction between willing market participants. Additional disclosures focusing on the methods used to determine fair value are also required using the following hierarchy:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities that are accessible at the measurement date.

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

•	Level 3 — Unobservable inputs for the assets or liability.
The Company applies ASC 820 in relation to the valuation of real estate assets recorded at fair value, to its impairment valuation analysis of real estate assets (see Note 3 - "Real Estate Activity"), to its disclosure of the fair value of financial instruments, which principally consists of indebtedness (see Note 14 - "Financing Activities"), to its disclosure of fair value of derivative financial instruments (see Note 15 - "Derivatives and Hedging") and to notes receivable (see below). The following table presents the Company’s real estate assets and derivative financial instruments reported at fair market value and the related level in the fair value hierarchy as defined by ASC 820 used to measure those assets, liabilities and disclosures:

	Fair value measurements as of
($ in thousands)	December 31, 2012
Assets (Liabilities)	Total	Level 1	Level 2	Level 3
Real estate assets, including assets held for sale	$43,291	$—	$—	$43,291
Investment in partially-owned entities	$2,460	$—	$—	$2,460
Derivative financial instruments	$(25,862)	$—	$(25,862)	$—

Real estate assets and investments in partially-owned entities
Real estate assets, including assets held for sale, and investments in partially-owned entities were valued using sales activity for similar assets, current contracts and using inputs management believes are consistent with those that market participants would use. The fair values of these assets are determined using widely accepted valuation techniques, including (i) discounted cash flow analysis, which considers, among other things, units sales assumptions, leasing assumptions, cost structure, growth rates, discount rates and terminal capitalization rates (ii) income capitalization approach, which considers prevailing market capitalization rates and (iii) comparable sales activity, including current offers. The valuation technique and related inputs vary with the specific facts and circumstances of each project.
Derivative financial instruments
Currently, the Company uses interest rate swaps to manage its interest rate risk.   The valuation of these instruments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves, foreign exchange rates, and implied volatilities. The fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash payments and the discounted expected variable cash receipts.  The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves.
To comply with the provisions of ASC 820, the Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurements.  In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Company, in conjunction with the FASB's fair value measurement guidance, made an accounting policy election to measure the credit risk of its derivative financial instruments that are subject to master netting agreements on a net basis by counterparty portfolio.
Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties.  However, as of December 31, 2012, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation of its derivatives. As a result, the Company has determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
Indebtedness
At December 31, 2012, the estimated fair value of fixed rate debt was approximately $1.73 billion (carrying value of $1.63 billion) and the estimated fair value of the Company’s variable rate debt, including the Company’s unsecured credit facility, is consistent with the carrying value of $201.1 million. The Company has determined that the fair value of its fixed and variable rate debt is classified as Level 2 of the fair value hierarchy.
Notes receivable
The estimated fair value of the Company’s notes receivable at December 31, 2012 and December 31, 2011 was consistent with the carrying values of approximately $42.4 million and $43.8 million, respectively, based on market rates and similar financing arrangements after giving consideration to the credit standing of the borrowers. The Company has determined that the fair value of its notes receivable is classified as Level 3 of the fair value hierarchy.
The disclosure of estimated fair values was determined by management using available market information, considering market participant assumptions and appropriate valuation methodologies available to management at December 31, 2012. Considerable judgment is necessary to interpret market data and develop estimated fair value. Accordingly, there can be no assurance that the estimates presented above are indicative of the amounts the Company could realize on disposition of the real estate assets or financial instruments. The use of different market assumptions and/or estimation methodologies could have material effect on the estimated fair value amounts.
Accounting Pronouncements Not Yet Adopted — In February 2013, the FASB issued ASU 2013-02, and update to ASC 220, Comprehensive Income. ASU 2013-02 was issued to improve the reporting of reclassifications out of accumulated other comprehensive income.  The amendments in this update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles “GAAP” to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account instead of directly to income or expense in the same reporting period.  ASU 2013-02 will become effective for the fiscal years beginning after December 15, 2012. The Company does not foresee the adoption of ASU 2013-02 to have a material impact on the Company's consolidated financial statements.